Principal Accounting Policies (Details 6) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NetEase Beijing
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
Boguan
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
NetEase Hangzhou
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%	50.00%
Guangzhou NetEase
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%	50.00%
Media Beijing
Statutory reserves
Appropriation of after tax profit to reserve fund limit registered capital percentage reached by the entity	50.00%
PRC
Statutory reserves
Appropriations to general reserve funds and statutory surplus funds	¥ 46,063	¥ 149,244	¥ 73,635
PRC | General reserve fund
Statutory reserves
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
PRC | Statutory surplus reserve
Statutory reserves
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%